Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2019	December 31, 2018
Trade payables	$10,496	$21,097
Wages and benefits payable	5,593	1,975
Current portion of operating and finance lease inducements and obligations (note 17)	-	5,844
Current portion of settlement fee payable	-	102
Current portion of royalty payment obligations (note 18)	3,043	68
Current portion of license acquisition payment obligation (note 18)	1,302	1,363
Current portion of other employee benefit liabilities (note 18)	2,374	1,406
	$22,808	$31,855